Activities of Orange Bank - Book value of financial assets (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Other financial assets			€ 477
Financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Other financial assets			1,795
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Other financial assets	€ 509	€ 614
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Other financial assets	3,010
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Other financial assets	369	553
Financial assets at amortised cost, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Other financial assets		3,000
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Other financial assets	179	152	171
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	656	925
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member]
Disclosure of financial assets [line items]
Other financial assets	€ 2	€ 1
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Other financial assets			3,096
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Other financial assets			214
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Other financial assets			615
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Other financial assets			€ 795